Payables, accruals and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Payables, accruals and other current liabilities
Schedule of payables, accruals and other current liabilities

	June 30,	December 31,
	2025	2024
Trade payables	640,087	253,290
Social security and other taxes	82,500	22,649
Accrued expenses	420,368	518,848
Total	1,142,955	794,787